Schedule of Investments (unaudited)
July 31, 2026
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 ClearBridge Value Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 2.9%
Entertainment — 1.5%
Walt Disney Co.	650,000	$62,523,500
Interactive Media & Services — 1.4%
Alphabet Inc., Class A Shares	175,000	62,322,750

Total Communication Services		124,846,250
Consumer Discretionary — 10.2%
Broadline Retail — 7.6%
Amazon.com Inc.	1,200,000	325,896,000 *
Distributors — 1.2%
Genuine Parts Co.	400,000	49,748,000
Specialty Retail — 1.4%
Murphy USA Inc.	100,000	60,776,000

Total Consumer Discretionary		436,420,000
Consumer Staples — 3.2%
Beverages — 2.0%
Celsius Holdings Inc.	1,250,000	36,512,500 *
Keurig Dr Pepper Inc.	1,600,000	49,792,000
Total Beverages		86,304,500
Consumer Staples Distribution & Retail — 1.2%
Performance Food Group Co.	425,000	48,615,750 *

Total Consumer Staples		134,920,250
Energy — 13.9%
Energy Equipment & Services — 2.8%
SLB Ltd.	1,500,000	74,385,000
TGS ASA	3,200,000	43,365,155 (a)
Total Energy Equipment & Services		117,750,155
Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	600,000	118,098,000
ConocoPhillips	825,000	99,396,000
Diamondback Energy Inc.	400,000	81,180,000
Energy Transfer LP	3,500,000	71,260,000
EQT Corp.	1,250,000	66,612,500
Kinetik Holdings Inc.	750,000	37,927,500
Total Oil, Gas & Consumable Fuels		474,474,000

Total Energy		592,224,155
Financials — 20.3%
Banks — 7.3%
Bank of America Corp.	2,700,000	167,265,000
Fifth Third Bancorp	1,400,000	79,100,000
First Horizon Corp.	2,500,000	64,100,000
Total Banks		310,465,000
Capital Markets — 3.0%
Blackstone Inc.	350,000	44,712,500
Intercontinental Exchange Inc.	400,000	60,992,000
Rice Acquisition Corp. 3 Units	2,000,000	21,260,000 *
Total Capital Markets		126,964,500
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Finance — 2.3%
Capital One Financial Corp.	285,000	$59,567,850
OneMain Holdings Inc.	625,000	39,112,500
Total Consumer Finance		98,680,350
Financial Services — 4.9%
Block Inc.	1,000,000	81,240,000 *
Corebridge Financial Inc.	2,000,000	62,380,000
Global Payments Inc.	800,000	67,264,000
Total Financial Services		210,884,000
Insurance — 2.8%
Fairfax Financial Holdings Ltd., OTC US Market	28,968	48,337,453
Fairfax Financial Holdings Ltd., Toronto Stock Exchange	11,032	18,474,360
Marsh & McLennan Cos. Inc.	275,000	52,164,750
Total Insurance		118,976,563

Total Financials		865,970,413
Health Care — 15.4%
Biotechnology — 3.6%
Alnylam Pharmaceuticals Inc.	180,000	36,993,600 *
Argenx SE, ADR	60,000	51,229,200 *
Gilead Sciences Inc.	500,000	65,105,000
Total Biotechnology		153,327,800
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.	800,000	37,384,000 *
Health Care Providers & Services — 4.1%
CVS Health Corp.	800,000	83,544,000
UnitedHealth Group Inc.	225,000	93,240,000
Total Health Care Providers & Services		176,784,000
Life Sciences Tools & Services — 1.3%
Danaher Corp.	275,000	53,619,500
Pharmaceuticals — 5.5%
Elanco Animal Health Inc.	1,400,000	36,918,000 *
Eli Lilly & Co.	60,000	68,930,400
Johnson & Johnson	500,000	128,175,000
Total Pharmaceuticals		234,023,400

Total Health Care		655,138,700
Industrials — 10.9%
Aerospace & Defense — 1.6%
L3Harris Technologies Inc.	240,000	66,494,400
Building Products — 1.4%
Johnson Controls International PLC	400,000	58,664,000
Commercial Services & Supplies — 1.5%
Clean Harbors Inc.	200,000	62,576,000 *
Electrical Equipment — 1.1%
Contemporary Amperex Technology Co. Ltd., Class H Shares	600,000	47,498,862 (a)
Ground Transportation — 2.6%
Canadian Pacific Kansas City Ltd.	750,000	66,667,500
Fedex Freight Holding Co. Inc.	300,000	42,159,000 *
Total Ground Transportation		108,826,500
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 1.6%
Siemens AG, Registered Shares	215,000	$70,444,014 (a)
Trading Companies & Distributors — 1.1%
Marubeni Corp.	1,500,000	48,481,028 (a)

Total Industrials		462,984,804
Information Technology — 10.0%
Electronic Equipment, Instruments & Components — 0.2%
Celestica Inc.	30,000	9,943,200 *
IT Services — 0.3%
Globant SA	300,000	10,980,000 *
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices Inc.	125,000	59,518,750 *
Microchip Technology Inc.	550,000	40,859,500
Micron Technology Inc.	50,000	41,151,500
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,000	56,595,000
Total Semiconductors & Semiconductor Equipment		198,124,750
Technology Hardware, Storage & Peripherals — 4.9%
Apple Inc.	675,000	208,514,250

Total Information Technology		427,562,200
Materials — 7.9%
Chemicals — 3.3%
CF Industries Holdings Inc.	325,000	40,686,750
Corteva Inc.	750,000	59,032,500
International Flavors & Fragrances Inc.	500,000	39,610,000
Total Chemicals		139,329,250
Construction Materials — 0.8%
Vulcan Materials Co.	125,000	33,571,250
Metals & Mining — 3.8%
Freeport-McMoRan Inc.	800,000	50,104,000
Newmont Corp.	700,000	65,597,000
Teck Resources Ltd., Class B Shares	800,000	48,192,000
Total Metals & Mining		163,893,000

Total Materials		336,793,500
Utilities — 4.6%
Electric Utilities — 1.4%
PPL Corp.	1,700,000	59,857,000
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A Shares	950,000	40,185,000
Independent Power and Renewable Electricity Producers — 2.2%
Talen Energy Corp.	165,000	55,126,500 *
Vistra Corp.	260,000	38,529,400
Total Independent Power and Renewable Electricity Producers		93,655,900

Total Utilities		193,697,900
Total Investments before Short-Term Investments (Cost — $3,180,696,637)		4,230,558,172
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 ClearBridge Value Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.559%	10,695,575	$10,695,575 (b)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.646%	10,695,574	10,695,574 (b)(c)

Total Short-Term Investments (Cost — $21,391,149)			21,391,149
Total Investments — 99.8% (Cost — $3,202,087,786)			4,251,949,321
Other Assets in Excess of Liabilities — 0.2%			6,658,200
Total Net Assets — 100.0%			$4,258,607,521

*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Rate shown is one-day yield as of the end of the reporting period.
(c)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2026, the total market value of investments in Affiliated Companies was $10,695,574 and the cost was $10,695,574 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Value Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$548,859,000	$43,365,155	—	$592,224,155
Industrials	296,560,900	166,423,904	—	462,984,804
Other Common Stocks	3,175,349,213	—	—	3,175,349,213
Total Long-Term Investments	4,020,769,113	209,789,059	—	4,230,558,172
Short-Term Investments†	21,391,149	—	—	21,391,149
Total Investments	$4,042,160,262	$209,789,059	—	$4,251,949,321

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected in such company for the period ended July 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,825,917	$397,294,120	397,294,120	$398,424,463	398,424,463

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$520,396	—	$10,695,574

ClearBridge Value Fund 2026 Quarterly Report